Statement of Comprehensive Income - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2019	Sep. 30, 2018	Sep. 30, 2017
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ 48,100	$ 97,105	$ (24,150)	$ 137,495
Pension and other post-retirement benefit plans
Change in prior service cost	(226)	(649)	(675)	(767)
Change in actuarial net gain (loss)	(6,150)	16,459	6,107	5,835
Total pension and other post-retirement benefit plans	(6,376)	15,810	5,432	5,068
INCOME TAX EXPENSE (BENEFIT) RELATED TO OTHER COMPREHENSIVE INCOME (LOSS)	(1,650)	4,128	2,901	2,054
OTHER COMPREHENSIVE INCOME (LOSS)	(4,726)	11,682	2,531	3,014
COMPREHENSIVE INCOME (LOSS)	$ 43,374	$ 108,787	$ (21,619)	$ 140,509